DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographic information
Sales revenues	$ 301,596	$ 322,686	$ 351,948
Financial debt	200,200	206,928
Services rendered in Argentina
Geographic information
CAPEX	50,085	82,209	81,211
PP&E, Goodwill and Intangible assets	668,147	685,122
Financial debt	194,487	201,349
Other abroad segments
Geographic information
CAPEX	5,647	6,947	7,726
PP&E, Goodwill and Intangible assets	26,422	27,153
Financial debt	5,713	5,579
Argentina
Geographic information
Sales revenues	280,625	300,957	331,370
Abroad
Geographic information
Sales revenues	$ 20,971	$ 21,729	$ 20,578